Other Expense, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Expense, Net Disclosure
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
(In millions)	2011	2010	2009

Interest Income	$26.8	$12.4	$16.1
Interest Expense	(175.3)	(84.7)	(118.0)
Other Items, Net	30.5	(28.1)	(20.6)

	$(118.0)	$(100.4)	$(122.5)